ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES

Accrued expenses consist of the following:

	March 31, 2026	June 30, 2025
Warranty liability	$2,833,000	$3,377,000
Lawsuit settlements liability	1,937,000	2,175,000
Payroll and bonus accrual	408,000	1,024,000
PTO accrual	459,000	482,000
Total accrued expenses	$5,637,000	$7,058,000

Accrued expenses consist of the following:

	June 30,
	2025	2024
Warranty liability	$3,377,000	$3,018,000
Lawsuit settlements liability	2,175,000	–
Payroll and bonus accrual	1,024,000	471,000
PTO accrual	482,000	437,000
	$7,058,000	$3,926,000